Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities Assumed From Time Charters Attached
2025	$ 18,813
2026	8,047
2027	4,275
Liabilities assumed from time charters attached	$ 31,135	$ 0